Summary Prospectus
Touchstone Small Company Fund	October 30, 2017

Class A Ticker: SAGWX Class C Ticker: SSCOX Class Y Ticker: SIGWX
Institutional Class Ticker: TICSX Class R6 Ticker: SSRRX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 30, 2017, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

TOUCHSTONE SMALL COMPANY FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Small Company Fund (the “Fund”) seeks to provide investors with growth of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 34, in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 49.

Touchstone Small Company Fund

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses(1)	0.37%	0.35%	0.29%	0.19%	0.49%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	2.03%	0.97%	0.87%	1.17%
Fee Waiver or Expense Reimbursement(2)	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2)	1.23%	1.96%	0.90%	0.80%	0.74%
___________________________________________
(1) The Fund is newly formed and will commence operations following the completion of the reorganization of the Sentinel Small Company Fund (the "Predecessor Fund"), a series of Sentinel Group Funds, Inc., into the Fund, which is expected to occur on or about October 27, 2017 (the "Reorganization"). Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses incurred by the Predecessor Fund, as well as other funds within the Touchstone fund complex during the most recent fiscal year.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.22%, 1.95%, 0.89%, 0.79%, and 0.73% of average daily net assets for Classes A,  C,  Y, Institutional Class, and Class R6 shares, respectively.  This contractual expense limitation will remain in effect for at least two years following the closing of the Reorganization. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date of reimbursement or waiver. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (a) the expense limitation in place when such amounts were waived and (b) the Fund’s current expense limitation.

Touchstone Small Company Fund

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after two years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$693	$299	$92	$82	$76	$199
3 Years	$950	$623	$295	$263	$284	$623
5 Years	$1,234	$1,080	$522	$468	$558	$1,080
10 Years	$2,041	$2,347	$1,177	$1,059	$1,341	$2,347

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended November 30, 2016 was 61%.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its assets in small-capitalization companies. For this purpose, small capitalization companies are companies that have, at the time of purchase, market capitalizations of less than $4 billion. For these purposes the market cap is determined at the time of purchase.  The Fund seeks to invest primarily in common stocks of small companies that the sub-advisor believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. At times the Fund may have less than 80% of its investments in companies with a market capitalizations of less than $4 billion due to market appreciation.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Touchstone Small Company Fund

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative than a fund that does not invest a high percentage of its assets in specific sectors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance

The Fund is a new series of Touchstone Strategic Trust (the "Trust") and has no performance history. It is expected that on or about October 27, 2017, the Sentinel Small Company Fund, a series of Sentinel Group Funds, Inc. (the "Predecessor Fund"), will be reorganized into the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Fund.  Performance information included herein is that of the Predecessor Fund.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance for the Fund is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Company Fund

Predecessor Fund - Class A Shares Total Return as of December 31 (%)

Best Quarter: Third Quarter, 2009 15.93%         Worst Quarter: Fourth Quarter, 2008 (24.08%)

The Predecessor Fund’s calendar year-to-date total return for Class A shares as of September 30, 2017 was 10.52%.

Average Annual Total Returns
For the Periods Ended December 31, 2016

Predecessor Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	3/1/1993	13.30%	12.16%	7.67%
Class A (return after taxes on distributions)	3/1/1993	11.16%	7.57%	5.12%
Class A (return after taxes on distributions and sale of fund shares)	3/1/1993	9.32%	9.21%	5.95%
Class C (return before taxes)	7/9/2001	17.51%	12.51%	7.40%
Class I* (return before taxes)	5/4/2007	19.68%	13.69%	8.64%
Class R6** (return before taxes)	12/23/2014	19.74%	13.53%	8.34%
Russell 2000® Index(1) (reflects no deduction for fees, expenses or taxes)	N/A	21.31%	14.46%	7.07%
*Class Y shares of the Fund will assume the performance history of Class I shares of the Predecessor Fund, shown here, upon completion of the Reorganization. Performance of Class I shares of the Predecessor Fund prior to May 4, 2007 (the inception date for Class I shares) is based on the Predecessor Fund's Class A share performance.
**Performance of Class R6 shares of the Predecessor Fund prior to December 23, 2014 (the inception date for Class R6 shares) is based on the Predecessor Fund's Class A share performance.
(1) The Russell 2000® Index measures the performance of 2,000 small-cap companies within the U.S. equity universe.

Touchstone Small Company Fund

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after–tax returns may differ from those shown and depend on your tax situation. The after–tax returns do not apply to shares held in an IRA, 401(k), or other tax–advantaged account. After–tax returns are only shown for Class A shares and after–tax returns for other classes will vary.

The Fund’s Management

Investment Advisor
Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Jason Ronovech	Since inception in 2017; managed the Predecessor Fund from 2013 to 2017	Senior Portfolio Manager

	Classes A, C, and Y
Buying and Selling Fund Shares Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Class R6 shares are available to certain employer sponsored group retirement and group 529 college savings plans, registered investment companies, foundations, and certain fee–based advisory programs, in each case with a $50,000 initial investment minimum and $50 additional investment minimum.

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Classes A and C shares may be purchased and sold directly through Touchstone Securities, Inc. (“Touchstone Securities”) or through your financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Institutional Class shares and Class R6 shares are available through Touchstone Securities or your financial intermediary. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in qualified retirement plans cannot be sold by telephone or via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures.

Touchstone Small Company Fund

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-54BB-TST-SAGWX-1710

Touchstone Small Company Fund

(This Page Intentionally Left Blank)